Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial instruments measured at fair value and categorized between Levels 1, 2 and 3
At December 31, 2023 and 2022, the Company’s assets and liabilities measured at fair value were classified between Levels 1, 2 and 3 as follows (in thousands of U.S. dollars):

December 31, 2023	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3) (2)	Fair value based on NAV as practical expedient	Total
Assets (liabilities)
Fixed maturities
U.S. government and government sponsored enterprises	$—	$1,736,952	$—	$—	$1,736,952
U.S. states, territories and municipalities	—	8,850	42,792	—	51,642
Non-U.S. sovereign government, supranational and government related	—	1,780,318	—	—	1,780,318
Corporate bonds	—	6,777,767	—	—	6,777,767
Asset-backed securities	—	—	15,022	—	15,022
Residential mortgage-backed securities	—	4,728,355	—	—	4,728,355
Fixed maturities	$—	$15,032,242	$57,814	$—	$15,090,056
Short-term investments	$—	$1,020,257	$—	$—	$1,020,257
Equities
Real estate	$39,015	$—	$2,844	$—	$41,859
Diversified	—	—	15,823	—	15,823
Consumer non-cyclical	653	—	8,574	—	9,227
Consumer cyclical	3,095	—	28	—	3,123
Energy	2	—	1,698	—	1,700
Insurance	—	140	—	—	140
Finance	—	—	125	—	125
Industrials	4	—	6	—	10
Fund investments	—	—	—	845,163	845,163
Equities	$42,769	$140	$29,098	$845,163	$917,170
Other invested assets
Derivative assets
Foreign exchange forward contracts	—	31,565	—	—	31,565
Insurance-linked securities	—	—	7,235	—	7,235
Options and warrants	—	—	4,390	—	4,390
Other
Corporate loans (1)	—	1,141,657	231,189	—	1,372,846
Notes and loans receivable and notes securitization	—	—	1,664	—	1,664
Real estate company investment	—	—	471,156	—	471,156
Fund investments	—	—	43,198	1,347,876	1,391,074
Derivative liabilities
Foreign exchange forward contracts	—	(27,669)	—	—	(27,669)
Interest rate swaps	—	(849)	—	—	(849)
Other invested assets	$—	$1,144,704	$758,832	$1,347,876	$3,251,412
Total investments measured at fair value	$42,769	$17,197,343	$845,744	$2,193,039	$20,278,895
Market risk benefits, net (3)	$—	$—	$139,574	$—	$139,574
Net assets measured at fair value	$42,769	$17,197,343	$985,318	$2,193,039	$20,418,469

(1)Corporate loans includes a portfolio of third-party, individually managed privately issued corporate loans that are managed under externally managed mandates with a fair value of $1.1 billion and $1.0 billion at December 31, 2023 and 2022, respectively. The mandates primarily invest in U.S. floating rate, first lien, senior secured broadly syndicated loans with a focus on facility sizes greater than $300 million. Corporate loans also includes $0.3 billion and $0.3 billion of other privately issued corporate loans at December 31, 2023 and 2022, respectively.
(2)The reconciliations of the beginning and ending balances for investments measured at fair value using Level 3 inputs are presented in the succeeding tables.
(3)Refer to Note 11 for details on the changes in the MRBs measured at fair value for the years ended December 31, 2023 and 2022.

December 31, 2022	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value based on NAV as practical expedient	Total
Assets (liabilities)
Fixed maturities
U.S. government and government sponsored enterprises	$—	$1,797,934	$—	$—	$1,797,934
U.S. states, territories and municipalities	—	10,126	48,747	—	58,873
Non-U.S. sovereign government, supranational and government related	—	1,654,532	—	—	1,654,532
Corporate bonds	—	5,759,149	—	—	5,759,149
Asset-backed securities	—	12,434	15,930	—	28,364
Residential mortgage-backed securities	—	3,723,062	—	—	3,723,062
Fixed maturities	$—	$12,957,237	$64,677	$—	$13,021,914
Short-term investments	$—	$516,603	$6,907	$—	$523,510
Equities
Real estate	$61,754	$—	$1,814	$—	$63,568
Consumer non-cyclical	—	—	10,081	—	10,081
Diversified	—	—	9,667	—	9,667
Consumer cyclical	4,449	—	28	—	4,477
Energy	3	—	1,514	—	1,517
Finance	—	—	120	—	120
Industrials	20	—	76	—	96
Insurance	—	42	—	—	42
Fund investments	—	—	—	840,318	840,318
Equities	$66,226	$42	$23,300	$840,318	$929,886
Other invested assets
Derivative assets
Foreign exchange forward contracts	$—	$13,705	$—	$—	$13,705
Interest rate swaps	—	258	—	—	258
Insurance-linked securities	—	—	6,657	—	6,657
Options and warrants	—	—	8,691	—	8,691
TBAs	—	578	—	—	578
Other
Corporate loans	—	1,015,529	287,278	—	1,302,807
Notes and loans receivable and notes securitization	—	—	3,166	—	3,166
Real estate company investment	—	—	491,602	—	491,602
Fund investments	—	—	36,274	1,271,612	1,307,886
Derivative liabilities
Foreign exchange forward contracts	—	(17,336)	—	—	(17,336)
Interest rate swaps	—	(153)	—	—	(153)
Other invested assets	$—	$1,012,581	$833,668	$1,271,612	$3,117,861
Total investments measured at fair value	$66,226	$14,486,463	$928,552	$2,111,930	$17,593,171
Market risk benefits, net	$—	$—	$122,016	$—	$122,016
Net assets measured at fair value	$66,226	$14,486,463	$1,050,568	$2,111,930	$17,715,187

Reconciliation of beginning and ending balances for all financial instruments measured at fair value using Level 3 inputs
The reconciliations of the beginning and ending balances for investments measured at fair value using Level 3 inputs for the years ended December 31, 2023 and 2022, were as follows (in thousands of U.S. dollars):

For the year ended December 31, 2023	Balance at beginning of year	(Losses) gains included in net income	Purchases	Settlements and sales (1)	Net transfers out of Level 3	Balance at end of year	Change in unrealized (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$48,747	$(340)	$—	$(5,615)	$—	$42,792	$(1,730)
Asset-backed securities	15,930	—	—	(908)	—	15,022	—
Fixed maturities	$64,677	$(340)	$—	$(6,523)	$—	$57,814	$(1,730)
Short-term investments	$6,907	$—	$—	$(6,907)	$—	$—	$—
Equities
Energy	$1,514	$184	$—	$—	$—	$1,698	$184
Consumer non-cyclical	10,081	(1,507)	—	—	—	8,574	(1,507)
Real estate	1,814	1,030	—	—	—	2,844	1,030
Consumer cyclical	28	—	—	—	—	28	—
Finance	120	5	—	—	—	125	5
Industrials	76	(41)	—	(29)	—	6	(41)
Diversified	9,667	323	5,835	(2)	—	15,823	321
Equities	$23,300	$(6)	$5,835	$(31)	$—	$29,098	$(8)
Other invested assets
Derivatives, net	$15,348	$577	$—	$(4,300)	$—	$11,625	$—
Corporate loans	287,278	9,546	2,630	(24,843)	(43,422)	231,189	7,792
Notes and loans receivable and notes securitization	3,166	90	—	(1,592)	—	1,664	49
Fund investments	36,274	8,257	—	(1,333)	—	43,198	8,257
Real estate company investment	491,602	(20,446)	—	—	—	471,156	(20,446)
Other invested assets	$833,668	$(1,976)	$2,630	$(32,068)	$(43,422)	$758,832	$(4,348)
Total	$928,552	$(2,322)	$8,465	$(45,529)	$(43,422)	$845,744	$(6,086)

(1)Included sales of Fixed maturities and Other invested assets of $6 million and $30 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Other invested assets included sales of corporate loans of $25 million, sales of derivatives of $4 million, and sales of notes and loans receivable and notes securitization of $1 million.

For the year ended December 31, 2022	Balance at beginning of year	(Losses) gains included in net income	Purchases	Settlements and sales (1)	Net transfers into Level 3	Balance at end of year	Change in unrealized (losses) gains relating to assets held at end of year
Fixed maturities
U.S. states, territories and municipalities	$95,181	$(13,862)	$—	$(32,572)	$—	$48,747	$(14,108)
Asset-backed securities	16,764	—	—	(834)	—	15,930	—
Fixed maturities	$111,945	$(13,862)	$—	$(33,406)	$—	$64,677	$(14,108)
Short-term investments	$—	$—	$6,907	$—	$—	$6,907	$—
Equities
Energy	$2,368	$(854)	$—	$—	$—	$1,514	$(854)
Consumer non-cyclical	10,081	—	—	—	—	10,081	—
Real estate	2,097	(283)	—	—	—	1,814	(283)
Consumer cyclical	1,394	(1,366)	—	—	—	28	(1,366)
Finance	128	(8)	—	—	—	120	(8)
Industrials	220	13	—	(157)	—	76	(53)
Diversified	7,468	(223)	2,759	(337)	—	9,667	(344)
Equities	$23,756	$(2,721)	$2,759	$(494)	$—	$23,300	$(2,908)
Other invested assets
Derivatives, net	$7,796	$1,929	$5,631	$(8)	$—	$15,348	$996
Corporate loans	287,527	1,443	34,543	(42,589)	6,354	287,278	2,166
Notes and loans receivable and notes securitization	6,575	(594)	—	(2,815)	—	3,166	2,301
Fund investments	11,739	92	30,286	(5,843)	—	36,274	322
Real estate company investment	560,687	(69,085)	—	—	—	491,602	(69,085)
Other invested assets	$874,324	$(66,215)	$70,460	$(51,255)	$6,354	$833,668	$(63,300)
Total	$1,010,025	$(82,798)	$80,126	$(85,155)	$6,354	$928,552	$(80,316)

(1)Included sales of Fixed maturities and Other invested assets of $32 million and $36 million, respectively. Sales of Fixed maturities were comprised of U.S. states, territories and municipalities. Sales of Other invested assets included sales of corporate loans of $33 million and sales of notes and loans receivable and notes securitization of $3 million.

Summary of significant unobservable inputs used in the valuation of financial instruments
The significant unobservable inputs used in the valuation of assets and liabilities measured at fair value using Level 3 inputs at December 31, 2023 and 2022 were as follows (fair value in thousands of U.S. dollars):

December 31, 2023	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average (1))
Fixed maturities
U.S. states, territories and municipalities	$42,792	Discounted cash flow	Credit spreads	2.5% – 2.7% (2.6%)
Other invested assets
Insurance-linked securities – longevity swaps	7,235	Discounted cash flow	Credit spreads	6.0% (6.0%)
Fund investments	4,529	Discounted cash flow	Effective yield	0.7% (0.7%)
Real estate company investment	471,156	Income capitalization	Estimated rental value (per sq ft)	$96 – $102 ($100)
			Net initial yield	3.6% – 5.4% (4.8%)
			Reversionary yield	5.0% – 6.4% (5.7%)
		Comparable method	Sale value (per sq ft)	$3,072 – $5,848 ($5,171)
Market risk benefits, net	139,574	Option pricing techniques	Mortality rates	0.02% – 100.0% (0.5%)
			Lapse rates	3.1% – 25.0% (5.0%)
			Equity implied long-term volatility	18.9% - 28.7% (22.5%)
			Swaption implied long-term volatility	54.6% - 77.7% (76.5%)

December 31, 2022	Fair value	Valuation techniques	Unobservable inputs	Range (Weighted average (1))
Fixed maturities
U.S. states, territories and municipalities	$48,747	Discounted cash flow	Credit spreads	2.7% – 3.6% (3.4%)
Short-term investments	6,907	Discounted cash flow	Credit spreads	2.5% (2.5%)
Other invested assets
Insurance-linked securities - longevity swaps	6,657	Discounted cash flow	Credit spreads	5.7% (5.7%)
Fund investments	6,008	Discounted cash flow	Effective yield	0.6% (0.6%)
Note securitization	188	Discounted cash flow	Credit spreads	2.5% (2.5%)
Real estate company investment	491,602	Income capitalization	Estimated rental value (per sq ft)	$84 – $90 ($87)
			Net initial yield	2.2% – 4.6% (3.9%)
			Reversionary yield	4.6% – 5.3% (4.9%)
		Comparable method	Sale value (per sq ft)	$1,617 – $5,459 ($4,836)
Market risk benefits, net	122,016	Option pricing techniques	Mortality rates	0.02% – 100.0% (0.5%)
			Lapse rates	3.2% – 25.7% (8.5%)
			Equity implied long-term volatility	21.6% - 29.7% (24.6%)
			Swaption implied long-term volatility	60.0% - 85.5% (82.8%)

(1)Unobservable inputs were weighted by the relative fair value.

Change in fair value of financial instruments subject to fair value option
Changes in the fair value of the Company’s assets and liabilities subject to the fair value option during the years ended December 31, 2023, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	2023	2022	2021
Fixed maturities and short-term investments	$390,712	$(1,807,048)	$(558,466)
Equities	43,420	(505,072)	198,780
Other invested assets	(29,064)	(136,580)	184,209
Total included in net realized and unrealized investment gains (losses)	$405,068	$(2,448,700)	$(175,477)

Details of portfolio of investments using NAV as a practical expedient
The table below reflects the Company's portfolio of investments measured using net asset valuations as the practical expedient at December 31, 2023 and 2022 (in thousands of US dollars):

	December 31, 2023		December 31, 2022
	Carrying Value (1)	Remaining Unfunded Commitment	Carrying Value (1)	Remaining Unfunded Commitment	Redemption Frequency	Redemption Notice Period
Public equity funds	$648,080	$—	$629,125	$—	See below	See below
Private equity funds	452,387	106,060	389,736	150,458	See below	See below
Private credit funds	430,788	228,451	404,065	67,815	See below	See below
Multi-strategy funds	661,784	110,396	689,004	147,409	See below	See below
Total fund investments	$2,193,039	$444,907	$2,111,930	$365,682

(1)The table above only reflects the Company's investments valued at fair value based on the NAV practical expedient, which includes fund investments of $845 million included in Equities and $1,348 million included in Other invested assets at December 31, 2023 and fund investments of $840 million included in Equities and $1,272 million included in Other invested assets at December 31, 2022.